Related parties	12 Months Ended
Dec. 31, 2021
Related parties [Abstract]
Related parties
Note 10.- Related parties

The related parties of the Company are primarily Algonquin and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7) and Directors and the Senior Management of the Company.

Details of balances with related parties as of December 31, 2021 and 2020 are as follows:

	Balance as of December 31,
	2021	2020

Credit receivables (current)	19,387	23,067
Credit receivables (non-current)	15,768	10,082
Total receivables from related parties	35,155	33,149

Credit payables (current)	9,494	18,477
Credit payables (non-current)	5	6,810
Total payables to related parties	9,499	25,287

Current credit receivables as of December 31, 2021 mainly correspond to the short-term portion of the loan to Arroyo Netherland II B.V., the holding company of Pemcorp SAPI de CV., Monterrey´s project company (Note 7) for $10.0 million ($15.5 million as of December 31, 2020) and to a dividend to be collected from Amherst Island Partnership for $6.3 million ($4.3 million as of December 31, 2020).

Non-current credit receivables as of December 31, 2021 and December 31, 2020 correspond to the long-term portion of the loan to Arroyo Netherland II B.V.

Credit payables relate to debts with non-controlling partners in Kaxu, Solaben 2 & 3 and Solacor 1 & 2 for an amount of $3.4 million as of December 31, 2021 ($21.1 million as of December 31, 2020). The decrease is primarily due to debt repayment at Kaxu. Current credit payables also include the dividend to be paid by AYES Canada to Algonquin for $6.1 million as of December 31, 2021 ($4.2 million as of December 31, 2020).

The transactions carried out by entities included in these Consolidated Financial Statements with related parties not included in the consolidation perimeter of Atlantica, for the years ended December 31, 2021, 2020 and 2019 have been as follows:

	For the year ended December 31,
	2021	2020	2019
Financial income	2,069	2,017	978
Financial expense	(97)	(155)	(195)

The total amount of the remuneration received by the Board of Directors of the Company, including the CEO, amounts to $4.6 million in 2021 ($3.4 million in 2020), including $1.0 million of annual bonus ($1.0 million in 2020) and $1.9 million of long-term award vested in 2021 ($0.8 million in 2020). The increase of the total remuneration in 2021 is mainly due to the increase of the long-term award, as a result of the vesting in 2021 of one-third of the share options awarded in 2020 and the increase of Atlantica’s share price. None of the directors received any pension remuneration in 2021 nor 2020.